UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07857
                                                     ---------

             Oppenheimer Commodity Strategy Total Return Fund (RAF)
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WHOLLY-OWNED SUBSIDIARY--24.2%
-----------------------------------------------------------------------------------------------------------------------------------
RAF Fund Ltd. 1,2 (Cost $299,280,539)                                                                   4,000,000   $  340,811,998

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 5.773%, 4/15/11 3                                              $   7,620,000        7,581,167
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 3                                                                                        1,294,412        1,294,503
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.231%, 8/25/36 3                                               3,200,000        3,139,652
-----------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.274%, 1/25/29 4                                                                                         405,715           85,200
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-
2, Cl. 2A2, 5.231%, 7/1/36 3                                                                            1,940,000        1,913,153
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                   378,957          377,283
-----------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A2, 5.231%, 9/25/36 3                                        6,913,000        6,795,201
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts.,
Series 2000-14, Cl. 2, 8.61%, 9/30/08 4                                                                 2,980,519          301,629
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-
Backed Obligations, Series 2005-BC3, Cl. A2B, 5.381%, 6/25/36 3                                         2,571,729        2,563,355
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $27,278,947)                                                                        24,051,143
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--31.5%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--24.8%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.8%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                                      171,323          178,383
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/15/18-10/15/18                                                                                 1,314,291        1,269,085
6%, 7/15/17                                                                                             1,220,382        1,238,688
6.50%, 6/15/16-8/15/32                                                                                  6,030,595        6,193,880
7%, 11/15/22-12/15/34                                                                                   4,265,045        4,426,567
8%, 4/15/16                                                                                                84,276           89,096
9%, 8/15/22-5/15/25                                                                                        26,507           28,515
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2001-81, Cl. HE, 6.50%, 1/25/32                                                                  1,329,047        1,358,387
Series 2002-66, Cl. FG, 6.131%, 9/25/32 3                                                               1,375,297        1,389,878
Series 2002-84, Cl. FB, 6.131%, 12/25/32 3,12                                                           7,240,963        7,399,650
Series 2003-11, Cl. FA, 6.131%, 9/25/32 3,12                                                            5,151,382        5,269,604
Series 2080, Cl. C, 6.50%, 8/15/28                                                                      2,333,761        2,405,540
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                      1,275,503        1,316,663
Series 2116, Cl. ZA, 6%, 1/15/29 12                                                                     6,083,971        6,204,871
Series 2191, Cl. TZ, 7%, 10/15/29                                                                       2,638,138        2,746,329
Series 2341, Cl. FP, 6.653%, 7/15/31 3                                                                  1,057,914        1,078,497
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                     3,904,429        4,038,071
Series 2436, Cl. MC, 7%, 4/15/32                                                                        1,452,628        1,522,541
Series 2465, Cl. PG, 6.50%, 6/15/32                                                                     6,031,012        6,166,617


              1 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2754, Cl. PE, 5%, 2/15/34                                                                    $   2,735,000   $    2,520,155
Series 2844, Cl. PE, 6.50%, 6/15/34                                                                     6,185,000        5,756,018
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 177, Cl. IO, 8.078%, 7/1/26 5                                                                      590,772          151,017
Series 2005-87, Cl. SE, (1.002)%, 10/25/35 5                                                           11,697,019          516,681
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 9/25/18-5/25/19                                                                                 18,113,661       17,489,429
5%, 12/25/17-3/25/34                                                                                   96,808,544       93,936,250
5.50%, 11/25/17-5/25/34                                                                                47,745,024       47,099,244
5.50%, 10/1/21 6                                                                                        1,910,000        1,905,523
6%, 5/25/21-11/25/33                                                                                   65,095,102       65,757,640
6.50%, 5/25/17-5/25/33                                                                                 13,188,980       13,536,308
7%, 11/25/17-4/25/33                                                                                   16,893,325       17,584,566
8.50%, 7/25/32                                                                                             11,861           12,754
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                                 3,554,422        3,638,612
Trust 1999-64, Cl. TH, 7.50%, 12/25/29                                                                  6,789,476        7,126,694
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                       4,344,183        4,463,077
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                      2,002,737        1,985,567
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                  8,715,398        8,755,503
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 294, Cl. 2, 12.038%, 2/1/28 5                                                                       468,073          123,884
Trust 321, Cl. 2, 12.089%, 4/1/32 5                                                                     2,121,067          536,177
Trust 331, Cl. 5, 9.443%, 2/1/33 5                                                                      4,935,724        1,147,090
Trust 342, Cl. 2, 10.52%, 9/1/33 5                                                                      1,677,787          429,071
                                                                                                                    ---------------
                                                                                                                       348,792,122
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 8/15/17-12/29/17                                                46,168           49,382
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--6.7%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2006-5, Cl. A2, 5.348%, 10/10/11                                           5,325,000        5,339,842
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                         1,340,686        1,360,574
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                                         492,362          481,077
-----------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 5.231%, 8/25/08 3                                                                      2,533,034        2,530,500
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                2,134,904        2,135,620
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                   886,649          887,920
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                              4,685,388        4,670,641
-----------------------------------------------------------------------------------------------------------------------------------


              2 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                             $     681,000   $      673,088
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                 1,300,000        1,288,084
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                 2,750,000        2,737,985
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates, Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                          5,992,000        6,006,759
-----------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series
2006-GG8, Cl. A2, 5.479%, 11/10/39 3                                                                    5,066,000        5,115,371
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                 950,000          938,817
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                               2,585,000        2,566,970
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                               3,060,000        3,116,525
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                              4,000,000        3,992,734
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                   3,320,000        3,312,320
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                   3,446,620        3,459,676
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                     5,887,620        5,893,258
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                    3,683,000        3,685,441
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.048%,
9/25/33 3                                                                                               2,255,998        2,233,056
                                                                                                                    ---------------
                                                                                                                        62,426,258
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--1.3%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 3                                                                3,838,431        3,875,022
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.81%, 10/25/36 3                                                                      2,121,659        2,136,074
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1 A3A, 5.903%, 7/25/36 3                                             4,338,512        4,404,032
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, CMO, Series 2003-46, Cl. 1A2, 4.129%, 1/19/34 3                                 5,938,833        5,960,858
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR10, Cl. 2A1, 5.645%, 7/25/36 3                                      2,219,496        2,216,752
                                                                                                                    ---------------
                                                                                                                        18,592,738
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.0%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                 6,201,523        6,276,017
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                 1,964,256        2,000,591
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.424%, 6/25/36 3                                                1,660,000        1,644,040
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                    3,810,577        3,813,695
                                                                                                                    ---------------
                                                                                                                        13,734,343
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $441,558,785)                                                                  443,594,843


              3 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--15.1%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7.65% Nts., 7/1/08                                                              $   3,230,000   $    3,298,056
-----------------------------------------------------------------------------------------------------------------------------------
American General Finance, 5.20% Nts., Series J, 12/15/11                                                4,950,000        4,877,384
-----------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 3.25% Sr. Unsec. Nts., 5/1/08                                                 1,985,000        1,959,421
-----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 7                                                       6,020,000        5,953,551
-----------------------------------------------------------------------------------------------------------------------------------
Banco Popular North America, Inc., 5.65% Sr. Unsec. Nts., 4/15/09                                       1,265,000        1,274,953
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 3.875% Nts., 1/15/08                                                               320,000          318,596
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts., 2/15/08                                       300,000          298,199
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Co., 4.55% Nts., Series B, 6/23/10                                                         4,995,000        4,867,308
-----------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 7                                                   4,920,000        4,485,146
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                              2,330,000        2,449,263
-----------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                            1,955,000        1,924,766
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 6.30% Sr. Unsec. Nts., Series F, 1/15/08                                              2,885,000        2,889,183
-----------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                       3,885,000        3,948,353
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7% Sr. Unsec. Nts., 1/15/11                                                                1,900,000        1,998,715
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                          2,955,000        2,840,325
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                                                                         490,000          504,095
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                 3,870,000        3,549,452
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85% Sr. Unsec. Unsub. Nts., 1/15/10 8                                                  6,305,000        6,407,046
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08                                             3,100,000        2,988,081
-----------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 7                                                            2,565,000        2,549,395
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 4% Sr. Unsec. Nts., 9/15/09                                                                  1,590,000        1,557,704
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
7.50% Sr. Unsec. Nts., 12/1/07                                                                          4,460,000        4,455,000
8% Sr. Nts., 2/1/09                                                                                     1,970,000        1,956,287
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.:
7.30% Nts., 1/15/12                                                                                     2,245,000        2,396,648
6.053% Nts., Series E, 3/13/09 3,8                                                                      1,775,000        1,763,954
-----------------------------------------------------------------------------------------------------------------------------------
Entergy Gulf States, Inc., 3.60% Mtg. Sec. Bonds, 6/1/08                                                1,985,000        1,954,369
-----------------------------------------------------------------------------------------------------------------------------------
Enterprise Product Operation LP, 4% Sr. Unsec. Unsub. Nts., Series B,
10/15/2007 7                                                                                            3,225,000        3,223,362
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                                       1,935,000        1,950,381
-----------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                                                         270,000          269,562
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc., 4.125% Nts., 6/15/08                                                                 3,090,000        3,060,753
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 6.875% Bonds, 1/15/11                                                  4,550,000        4,764,187
-----------------------------------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp., 3.20% Sr. Nts., 6/6/08                                                      3,500,000        3,454,493
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, 5.55% Sr. Unsec. Nts., 8/16/08                                       2,850,000        2,857,236
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc. (The), 3.75% Sr. Unsec. Nts., 9/15/09                                                  3,185,000        3,091,377
-----------------------------------------------------------------------------------------------------------------------------------
International Paper Co., 4.25% Sr. Unsec. Nts., 1/15/09                                                 3,185,000        3,136,699
-----------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 7.375% Unsec. Nts., 8/15/08                                                    4,810,000        4,880,298
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                                                                     510,000          508,182
-----------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                                          3,580,000        3,603,521
7.75% Sr. Unsec. Nts., 2/15/12                                                                            470,000          506,267
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.50% Sr. Unsec. Nts., 11/1/10                                        5,225,000        5,559,755
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6% Sr. Nts., Series I, 7/19/12                                          2,600,000        2,643,030
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                              243,000          250,228
-----------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                                                       5,440,000        5,397,807
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                                                         320,000          320,327
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                                                 580,000          580,000
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.75% Sr. Unsec. Nts., Series F, 8/31/12                                                4,520,000        4,532,435
-----------------------------------------------------------------------------------------------------------------------------------


              4 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                   $   2,410,000   $    2,491,969
-----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                                             4,765,000        4,779,733
-----------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75% Sr. Unsec. Nts., Series G, 10/1/08                                    1,152,000        1,175,049
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 6% Sr. Unsec. Nts., 4/30/08                                                     3,190,000        3,202,291
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375% Sr. Unsec. Nts., 10/1/07                                                     3,264,000        3,264,000
-----------------------------------------------------------------------------------------------------------------------------------
Panhandle Eastern Pipe Line Co. LLC, 4.80% Sr. Unsec. Nts., 8/15/08                                     1,515,000        1,503,503
-----------------------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 7                                                         1,140,000        1,121,519
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                             3,570,000        3,564,909
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Co. of New Mexico, 4.40% Sr. Unsec. Nts., 9/15/08                                        1,235,000        1,223,554
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                 1,260,000        1,176,582
-----------------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08                                                            1,385,000        1,373,698
-----------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.375% Sr. Unsec. Nts., 6/30/10                                                7,080,000        5,879,834
-----------------------------------------------------------------------------------------------------------------------------------
Rio Tinto Finance USA Ltd., 2.625% Unsec. Nts., 9/30/08                                                 2,585,000        2,531,245
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                                     6,220,000        6,584,299
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.125% Sr. Unsec. Nts., 11/15/08                                                  4,535,000        4,568,763
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                              4,170,000        4,061,030
-----------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                                                 2,280,000        2,299,227
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., 5.40% Sr. Unsec. Nts., 7/2/12 7                                                5,885,000        5,816,952
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC:
6.125% Nts., 3/15/08                                                                                      540,000          543,676
6.194% Sr. Nts., 9/16/08 3,7                                                                            6,585,000        6,596,438
-----------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                                     1,140,000        1,145,577
-----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.125% Sr. Unsec. Nts., 10/1/07                                                 3,220,000        3,220,000
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                     5,315,000        5,435,751
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                                             6,625,000        6,958,840
-----------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.65% Sr. Unsec. Nts., 5/15/08                                                       3,361,000        3,407,010
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $213,936,447)                                                                    211,980,599

-----------------------------------------------------------------------------------------------------------------------------------
HYBRID INSTRUMENTS--25.0%
-----------------------------------------------------------------------------------------------------------------------------------
COMMODITY-LINKED SECURITIES--24.6%
AIG International, Inc.:
Goldman Sachs Commodity Index Excess Return Linked Nts., 5.03%.
5/9/08 7,9                                                                                             20,000,000       33,559,680
Goldman Sachs Commodity Index Excess Return Linked Nts., 5.218%.
1/18/08 7,9                                                                                            20,000,000       35,253,220
-----------------------------------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Nts., 5.075%,
4/7/08 9                                                                                               41,000,000       70,615,776
Goldman Sachs Commodity Index Total Return Linked Nts., 5.13%,
6/6/08 9                                                                                               13,000,000       24,309,389
Goldman Sachs Commodity Index Total Return Linked Nts., 5.153%,
2/8/08 9                                                                                               30,000,000       56,098,590
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), AB Svensk Exportkredit Linked Nts.,
5.10%, 1/29/08 3                                                                                       15,000,000       17,103,000
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Goldman Sachs Commodity Index
Total Return Linked Securities, 5.719%, 3/7/08 3,7,9                                                   60,000,000      109,908,540
                                                                                                                    ---------------
                                                                                                                       346,848,195


              5 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HYBRID INSTRUMENTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates, Series
2002-1, 4.642%, 11/30/07 3                                                                          $   5,434,321   $    5,423,453
                                                                                                                    ---------------
Total Hybrid Instruments (Cost $204,439,121)                                                                           352,271,648

                                                                                                           SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 10,11
(Cost $8,672,471)                                                                                       8,672,471        8,672,471
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,195,166,310)                                                            98.1%   1,381,382,702
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                               1.9       26,574,993

                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $1,407,957,695
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Investment in a wholly-owned subsidiary. See accompanying Notes and individual financial statements of the entity included herein beginning on page 11.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $386,829, which represents 0.03% of the Fund's net assets. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,903,920 or 0.21% of the Fund's net assets as of September 30, 2007.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $208,467,803 or 14.81% of the Fund's net assets as of September 30, 2007.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,231,525. See accompanying Notes.

9. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

10. Rate shown is the 7-day yield as of September 30, 2007.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                                        SHARES           GROSS          GROSS               SHARES
                                                              DECEMBER 31,2006       ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                           -     494,618,991    485,946,520            8,672,471

                                                                                                                          DIVIDEND
                                                                                                        VALUE               INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                $ 8,672,471   $        2,768,455

                                                                                                    PRINCIPAL
                                                                                                       AMOUNT
                                                                                                   SOLD SHORT                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATION SOLD SHORT--(1.2)%
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.50%, 10/1/36
(Proceeds $(17,545,496))                                                                         $(17,900,000)  $      (17,533,605)

12. All or a portion of the security was segregated by the Fund in the amount of $17,900,000, which represented 102.09% of the market value of securities sold short. See accompanying Notes.


              6 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

INVESTMENT IN RAF FUND LTD. The Fund may invest up to 25% of its total assets in RAF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Advisor and the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on a cost recovery basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports and the Fund's Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES SOLD SHORT. The Fund may sell short when-issued securities for future settlement when it holds securities that may be used to cover the short sales. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose


              7 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $1,905,523 of securities issued on a when-issued basis or forward commitment.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.


              8 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities inn the annual and semiannual reports reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                  UNREALIZED
                                EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS   SEPTEMBER 30, 2007   (DEPRECIATION)
--------------------------------------------------------------------------------------------
CONTRACTS TO SELL
U.S. Long Bonds                   12/19/07         292   $       32,512,375   $      20,752
U.S. Treasury Nts., 2 yr.         12/31/07       1,016          210,359,625        (867,871)
U.S. Treasury Nts., 5yr.          12/31/07       1,306          139,782,813        (714,341)
U.S. Treasury Nts., 10 yr.        12/19/07       1,476          161,299,125        (376,288)
                                                                              --------------
                                                                              $  (1,937,748)
                                                                              ==============

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).


              9 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of September 30, 2007, the Fund had entered into the following total return swap agreements:

                               NOTIONAL                                                    TERMINATION
       SWAP COUNTERPARTY         AMOUNT        PAID BY THE FUND     RECEIVED BY THE FUND         DATES       VALUE
-------------------------------------------------------------------------------------------------------------------
                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.   AAA 8.5+ Index plus 60
        Deutsche Bank AG   $ 10,160,000     CMBS AAA 8.5+ Index             basis points        2/1/08   $  72,821
-------------------------------------------------------------------------------------------------------------------
         Lehman Brothers
Special Financing, Inc.:

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.      AAA 8.5+ Index plus
                             14,080,000     CMBS AAA 8.5+ Index        32.5 basis points       11/1/07      95,642

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.   AAA 8.5+ Index plus 60
                              3,696,000     CMBS AAA 8.5+ Index             basis points        2/1/08      25,239

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.     AAA 8.5+ Index minus
                              8,890,000     CMBS AAA 8.5+ Index          25 basis points        3/1/08      56,695
-------------------------------------------------------------------------------------------------------------------
          Morgan Stanley
 Capital Services, Inc.:

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.    AAA 8.5+Index plus 25
                              9,090,000     CMBS AAA 8.5+ Index             basis points      10/31/07      62,035

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.       AAA 8.5+Index plus
                              4,000,000     CMBS AAA 8.5+ Index         110 basis points       1/31/08      29,942
-------------------------------------------------------------------------------------------------------------------

                                                                  If positive, the Total
                                               If negative, the     Return of the Lehman
                                          absolute value of the       Brothers U.S. CMBS
                                           Lehman Brothers U.S.   AAA 8.5+ Index plus 60
                  UBS AG      4,620,000     CMBS AAA 8.5+ Index             basis points        2/1/08      32,787
                                                                                                         ----------
                                                                                                         $ 375,161
                                                                                                         ==========

Abbreviation is as follows:

CMBS                       Commercial Mortgage Backed Securities

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15,


              10 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities              $  1,195,239,300
Federal tax cost of other investments           (524,470,694)
                                            ----------------
Total federal tax cost                      $    670,768,606
                                            ================

Gross unrealized appreciation               $    193,611,677
Gross unrealized depreciation                     (9,018,971)
                                            ----------------
Net unrealized appreciation                 $    184,592,706
                                            ================


              11 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

RAF FUND LTD.  (WHOLLY-OWNED SUBSIDIARY)

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 5.773%, 4/15/11 1                                              $   3,850,000   $    3,830,380
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 1                                                                                          743,580          743,632
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.231%, 8/25/36 1                                                 800,000          784,913
-----------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.274%, 1/25/29 2                                                                                         239,840           50,366
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-
2, Cl. 2A2, 5.231%, 7/1/36 1                                                                            1,060,000        1,045,331
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                   218,906          217,939
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-
Backed Obligations, Series 2005-BC3, Cl. A2B, 5.381%, 6/25/36 1                                           796,630          794,036
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $7,511,235)                                                                          7,466,597

-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--51.7%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--32.5%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--32.5%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                                      104,055          108,343
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/15/18-10/15/18                                                                                   756,368          730,352
6%, 7/15/17                                                                                               710,434          721,091
6.50%, 4/15/21-8/15/32                                                                                  3,175,038        3,261,402
7%, 11/15/22-12/15/34                                                                                   2,456,603        2,549,562
8%, 4/15/16                                                                                                43,230           45,702
9%, 8/15/22                                                                                                 6,848            7,356
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2080, Cl. C, 6.50%, 8/15/28                                                                        603,817          622,388


              12 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                  $     448,456   $      462,927
Series 2116, Cl. ZA, 6%, 1/15/29                                                                        3,514,501        3,584,341
Series 2191, Cl. TZ, 7%, 10/15/29                                                                       1,518,049        1,580,305
Series 2341, Cl. FP, 6.653%, 7/15/31 1                                                                    298,386          304,192
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                     1,372,609        1,419,591
Series 2436, Cl. MC, 7%, 4/15/32                                                                          833,242          873,345
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                     1,115,896        1,149,514
Series 2754, Cl. PE, 5%, 2/15/34                                                                        2,179,000        2,007,831
Series 2844, Cl. PE, 6.50%, 6/15/34                                                                     4,926,000        4,584,341
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 177, Cl. IO, 3.324%, 7/1/26 3                                                                      338,070           86,420
Series 2005-87, Cl. SE, (1.002)%, 10/25/35 3                                                            3,952,435          174,587
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/19                                                                                          1,252,355        1,207,399
4.50%, 9/25/18 4                                                                                        4,023,678        3,885,797
5%, 12/25/17-3/25/34                                                                                   19,067,396       18,505,148
5%, 7/25/33 4                                                                                          10,950,609       10,484,374
5%, 8/25/33 5                                                                                              60,034           57,478
5.50%, 4/25/34                                                                                         2,005,479        1,970,265
5.50%, 10/1/21 6                                                                                        4,490,000        4,479,475
6%, 6/25/21-10/25/33                                                                                   20,872,130       21,081,571
6.50%, 12/25/28                                                                                           431,810          443,672
6.50%, 6/25/17 4                                                                                        5,486,311        5,631,428
7%, 11/25/17                                                                                            1,309,719        1,355,644
8.50%, 7/25/32                                                                                              5,647            6,072
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                                 1,221,984        1,250,928
Trust 1999-64, Cl. TH, 7.50%, 12/25/29 4                                                                4,033,542        4,233,879
Trust 2002-9, Cl. PC, 6%, 3/25/17 4                                                                     2,502,745        2,571,242
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                      1,152,437        1,142,557
Trust 2006-44, Cl. OA, 5.50%, 12/25/26 4                                                                5,025,667        5,048,793
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2005-83, Cl. SL, 4.825%, 10/25/35 3                                                              14,376,101          948,263
Trust 294, Cl. 2, 8.851%, 2/1/28 3                                                                        267,608           70,827
Trust 321, Cl. 2, 9.187%, 4/1/32 3                                                                      1,220,203          308,451
Trust 344, Cl. 2, 9.912%, 12/1/33 3                                                                     6,342,076        1,623,748
                                                                                                                    ---------------
                                                                                                                       110,580,601
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 12/29/17                                                         7,802            8,344
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--19.2%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--13.3%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2006-5, Cl. A2, 5.348%, 10/10/11                                           1,835,000        1,840,115
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                           770,979          782,416
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                                         288,945          282,322
-----------------------------------------------------------------------------------------------------------------------------------


              13 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 2                                           $  13,285,000   $   13,239,601
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                1,227,897        1,228,309
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                   505,693          506,418
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                              1,610,059        1,604,992
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                                   400,000          395,353
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                   750,000          743,125
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                 1,590,000        1,583,053
-----------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series
2006-GG8, Cl. A2, 5.479%, 11/10/39 1                                                                    1,808,000        1,825,620
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                 550,000          543,526
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                                 730,000          724,908
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                              10,530,000       10,724,512
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                              1,280,000        1,277,675
----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                   1,920,000        1,915,559
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                   1,119,491        1,123,731
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                     3,394,730        3,397,980
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                      391,000          391,259
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.048%,
9/25/33 1                                                                                               1,138,052        1,126,479
                                                                                                                     --------------
                                                                                                                        45,256,953
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--2.4%
Wells Fargo Mortgage-Backed Securities 2006-AR12, Trust, Mtg. Pass-
Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 1                                       7,968,739        8,069,795
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--1.8%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 1                                                                1,938,543        1,957,022
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, CMO, Series 2003-46, Cl. 1A2, 4.129%, 1/19/34 1                                 3,055,104        3,066,435
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR10, Cl. 2A1, 5.645%, 7/25/36 1                                      1,160,967        1,159,532
                                                                                                                     --------------
                                                                                                                         6,182,989
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.7%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                 3,526,356        3,568,716
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                   262,114          266,962
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.424%, 6/25/36 1                                                  870,000          861,636
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                    1,300,648        1,301,712
                                                                                                                    ---------------
                                                                                                                         5,999,026
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $174,777,825)                                                                  176,097,708


              14 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.4%
U.S. Treasury Nts., 4.50%, 5/15/17 4 (Cost $1,294,841)                                              $   1,320,000   $    1,313,297
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.6%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.4%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.9%
DaimlerChrysler North America Holding Corp.:
7.30% Nts., 1/15/12                                                                                       635,000          677,894
6.053% Nts., Series E, 3/13/09 1                                                                          580,000          576,391
-----------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.375% Sr. Unsec. Nts., 6/30/10 4                                              2,415,000        2,005,621
                                                                                                                    ---------------
                                                                                                                         3,259,906
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Yum! Brands, Inc., 7.65% Sr. Unsec. Nts., 5/15/08                                                       1,900,000        1,926,013
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                            1,105,000        1,087,911
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
7.50% Sr. Unsec. Nts., 12/1/07 4                                                                        1,258,000        1,256,590
8% Sr. Nts., 2/1/09 4                                                                                     905,000          898,700
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09 4                                                             80,000           82,379
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                   680,000          634,981
                                                                                                                    ---------------
                                                                                                                         3,960,561
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.5%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                         300,000          304,892
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                 2,230,000        2,045,291
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85% Sr. Unsec. Unsub. Nts., 1/15/10 4                                                  3,630,000        3,688,752
-----------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 7                                                              865,000          859,737
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc., 4.125% Nts., 6/15/08                                                                 1,550,000        1,535,329
-----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                                             1,595,000        1,599,932
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., 5.40% Sr. Unsec. Nts., 7/2/12 4,7                                              1,940,000        1,917,568
                                                                                                                    ---------------
                                                                                                                        11,951,501
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                                         975,000          982,750
-----------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Corp., Inc., 7.375% Unsec. Nts., 8/15/08 4                                                  1,550,000        1,572,653
                                                                                                                    ---------------
                                                                                                                         2,555,403
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Home Depot, Inc. (The), 3.75% Sr. Unsec. Nts., 9/15/09                                                  1,670,000        1,620,910
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.7%
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
CVS Corp., 4% Sr. Unsec. Nts., 9/15/09 4                                                                  910,000          891,516
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
Kraft Foods, Inc., 5.625% Sr. Unsec. Nts., 11/1/11                                                      6,600,000        6,647,388
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.5%
Altria Group, Inc., 7.65% Nts., 7/1/08                                                                  1,615,000        1,649,028
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--2.3%
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.3%
Anadarko Petroleum Corp., 3.25% Sr. Unsec. Nts., 5/1/08                                                 1,135,000        1,120,374
-----------------------------------------------------------------------------------------------------------------------------------


              15 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Enterprise Product Operation LP, 4% Sr. Unsec. Unsub. Nts., Series B,
10/15/2007 7                                                                                        $   1,630,000   $    1,629,172
-----------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                                          1,080,000        1,087,096
7.75% Sr. Unsec. Nts., 2/15/12                                                                            180,000          193,889
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.50% Sr. Unsec. Nts., 11/1/10                                        1,475,000        1,569,500
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375% Sr. Unsec. Nts., 10/1/07 4                                                     920,000          920,000
-----------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                                                   755,000          761,367
-----------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                                       435,000          437,128
                                                                                                                    ---------------
                                                                                                                         7,718,526
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--6.4%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.2%
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts., 2/15/08 4                                     170,000          168,979
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Co., 4.55% Nts., Series B, 6/23/10                                                         2,780,000        2,708,932
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 6.875% Bonds, 1/15/11                                                  1,550,000        1,622,965
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6% Sr. Nts., Series I, 7/19/12                                          1,415,000        1,438,418
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.75% Sr. Unsec. Nts., Series F, 8/31/12                                                1,580,000        1,584,347
                                                                                                                    ---------------
                                                                                                                         7,523,641
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
Banco Popular North America, Inc., 5.65% Sr. Unsec. Nts., 4/15/09                                         635,000          639,996
-----------------------------------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp., 3.20% Sr. Nts., 6/6/08                                                      1,690,000        1,668,027
-----------------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08 4                                                            800,000          793,472
                                                                                                                    ---------------
                                                                                                                         3,101,495
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
Bank of America Corp., 3.875% Nts., 1/15/08 4                                                             180,000          179,210
-----------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 7                                                   2,185,000        1,991,879
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                            990,000          951,581
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12 4                                                                       280,000          288,054
-----------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07 4                                                       160,000          159,740
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08 4                                                                   290,000          288,966
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07 4                                                                       180,000          180,184
                                                                                                                    ---------------
                                                                                                                         4,039,614
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.6%
American General Finance, 5.20% Nts., Series J, 12/15/11                                                1,650,000        1,625,795
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, 5.55% Sr. Unsec. Nts., 8/16/08                                       1,415,000        1,418,593
-----------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                                                       1,740,000        1,726,505
-----------------------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 4,7                                                         660,000          649,301
                                                                                                                    ---------------
                                                                                                                         5,420,194
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08                                             1,750,000        1,686,820
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--2.3%
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.3%
Aetna, Inc., 7.875% Sr. Unsec. Nts., 3/1/11                                                             6,200,000        6,695,919
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7% Sr. Unsec. Nts., 1/15/11 4                                                              1,100,000        1,157,151
                                                                                                                    ---------------
                                                                                                                         7,853,070
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.6%
-----------------------------------------------------------------------------------------------------------------------------------


                16 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 4,7                                                 $   3,480,000   $    3,441,588
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Waste Management, Inc., 7.125% Sr. Unsec. Nts., 10/1/07                                                 1,740,000        1,740,000
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.1%
CSX Corp., 4.875% Sr. Unsec. Nts., 11/1/09                                                              1,975,000        1,966,695
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 6% Sr. Unsec. Nts., 4/30/08                                                     1,665,000        1,671,415
                                                                                                                    ---------------
                                                                                                                         3,638,110
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.0%
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                       1,315,000        1,359,726
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.6%
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09 4                                                           2,075,000        2,179,561
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.8%
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.3%
Rio Tinto Finance USA Ltd., 2.625% Unsec. Nts., 9/30/08                                                 1,295,000        1,268,070
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
International Paper Co., 4.25% Sr. Unsec. Nts., 1/15/09                                                 1,670,000        1,644,674
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
CenturyTel, Inc., 6.30% Sr. Unsec. Nts., Series F, 1/15/08                                                930,000          931,349
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                              1,360,000        1,324,460
                                                                                                                    ---------------
                                                                                                                         2,255,809
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Capital Corp., 6.125% Sr. Unsec. Nts., 11/15/08                                                  1,525,000        1,536,354
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.0%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Entergy Gulf States, Inc., 3.60% Mtg. Sec. Bonds, 6/1/08                                                1,055,000        1,038,720
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                                                 330,000          330,000
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                     1,350,000        1,380,671
                                                                                                                    ---------------
                                                                                                                         2,749,391
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.7%
TXU Energy Co. LLC:
6.125% Nts., 3/15/08                                                                                      165,000          166,123
6.194% Sr. Nts., 9/16/08 1,7                                                                            2,015,000        2,018,500
                                                                                                                    ---------------
                                                                                                                         2,184,623
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.5%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10 4                                              710,000          746,342
-----------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75% Sr. Unsec. Nts., Series G, 10/1/08                                      600,000          612,005
-----------------------------------------------------------------------------------------------------------------------------------
Panhandle Eastern Pipe Line Co. LLC, 4.80% Sr. Unsec. Nts., 8/15/08                                       540,000          535,902
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07 4                                                           1,005,000        1,003,567
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Co. of New Mexico, 4.40% Sr. Unsec. Nts., 9/15/08                                          415,000          411,155
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10 4                                                   1,755,000        1,857,789
                                                                                                                    ---------------
                                                                                                                         5,166,760
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $101,662,548)                                                                    100,970,252
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates, Series
2002-1, 4.642%, 11/30/07 1,4 (Cost $3,136,620)                                                          3,140,000        3,133,720


              17 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL
                                                                                        AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--17.4% 8
------------------------------------------------------------------------------------------------------------------
Undivided interest of 96.46% in joint repurchase agreement (Principal
Amount/Value $61,637,000, with a maturity value of $61,662,425) with
UBS Warburg LLC, 4.95%, dated 9/28/07, to be repurchased at $59,476,524 on 10/1/07, collateralized by Federal National Mortgage Assn., 6%, 3/1/36,
with a value of $62,970,412 (Cost $59,452,000)                                     $59,452,000      $ 59,452,000
------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $347,835,069)                                          102.2%      348,433,574
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (2.2)       (7,621,576)

                                                                                   -------------------------------
NET ASSETS                                                                               100.0%     $340,811,998
                                                                                   ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $13,289,967, which represents 3.90% of the Fund's net assets. See accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,212,296 or 0.94% of the Fund's net assets as of September 30, 2007.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $58,957,205. See accompanying Notes.

5. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                           CONTRACTS  EXPIRATION  EXERCISE     PREMIUM
                      SUBJECT TO PUT        DATE     PRICE    RECEIVED    VALUE
--------------------------------------------------------------------------------
Crude Oil Futures                 44    10/17/07   $    70  $    6,600  $ 2,640

6. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $12,507,745 or 3.67% of the Fund's net assets as of September 30, 2007.

8. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market


              18 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $4,479,475 of securities issued on a when-issued basis or forward commitment.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

CONCENTRATION OF RISKS. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.


              19 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports closing and expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                      UNREALIZED       PERCENT
                                                    APPRECIATION       OF FUND
CONTRACT DESCRIPTION                              (DEPRECIATION)    NET ASSETS
--------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Agriculture                                       $   14,872,500          4.36%
Energy                                                14,696,677          4.31
Industrial Metals                                      1,993,828          0.59
Livestock                                             (1,975,566)        (0.58)
Precious Metals                                        1,810,049          0.53
Softs                                                    271,113          0.08
                                                  ------------------------------
                                                      31,668,601          9.29
                                                  ------------------------------
CONTRACTS TO SELL

Energy                                                (2,459,068)        (0.72)
Industrial Metals                                       (412,921)        (0.12)
Livestock                                              1,891,892          0.55
Precious Metals                                         (208,562)        (0.06)
                                                  ------------------------------
                                                      (1,188,659)        (0.35)
                                                  ------------------------------
                                                  $   30,479,942          8.94%
                                                  ==============================

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.


              20 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Commodity Strategy Total Return Fund

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2007 was as follows:

                                            CALL OPTIONS                PUT OPTIONS
                                ------------------------   -------------------------
                                NUMBER OF      AMOUNT OF   NUMBER OF      AMOUNT OF
                                CONTRACTS       PREMIUMS   CONTRACTS       PREMIUMS
------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2006                      --   $         --          --   $         --
Options written                       222        277,587       2,857      1,085,085
Options closed or expired            (181)      (227,262)     (2,762)    (1,050,435)
Options exercised                     (41)       (50,325)        (51)       (28,050)
                                ----------------------------------------------------
Options outstanding as of
September 30, 2007                     --   $         --          44   $      6,600
                                ====================================================

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


              21 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Commodity Strategy Total Return Fund (RAF)

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007